Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract] [Standard Label]
Schedule of variable interest entities
Name(1)	Date of incorporation	Place of incorporation (or establishment)	Equity interest held
Subsidiaries:
Zhangmen HK	August 4, 2022	Hong Kong	100%
Shanghai Zhangxinrui or the WFOE	August 29, 2022	Shanghai	100%
VIE:
Shanghai Zhangda or the VIE	November 28, 2016	Shanghai	100%